Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
The Company’s property, plant and equipm
e
nt as at December 31, 2021 and 2020 are as follows:

	Property, plant and equipment GK	Assets under construction GK	Property, plant and equipment KNP	Exploration and evaluation assets KNP	Assets under construction KNP	Total

Cost

At January 1, 2020	$856,334	$730	$90	$168,866	$1,564	$1,027,584

Decommissioning and restoration adjustment	9,777	-	-	278	-	10,055

Additions/transfers*	36,334	5,776	-	-	-	42,110

At December 31, 2020	902,445	6,506	90	169,144	1,564	1,079,749

Decommissioning and restoration adjustment	12,228	-	-	248	-	12,476

Additions/transfers*	45,115	3,679	122	-	-	48,916

Disposals	-	-	(90)	-	-	(90)

At December 31, 2021	$959,788	$10,185	$122	$169,392	1,564	$1,141,051

Accumulated depreciation

At January 1, 2020	$(355,293)	$-	$(23)	$-	$-	$(355,316)

Depreciation and depletion**	(55,643)	-	(13)	-	-	(55,656)

Impairment loss	(217,366)	-	-	-	-	(217,366)

At December 31, 2020	(628,302)	-	(36)	-	-	(628,338)

Depreciation and depletion**	(38,862)	-	(6)	-	-	(38,868)

Disposals	-	-	42	-	-	42

Impairment reversal***	240,593	-	-	-	-	240,593

At December 31, 2021	$(426,571)	$-	$-	$-	$-	$(426,571)

Carrying amounts

At December 31, 2020	$274,143	$6,506	$54	$169,144	$1,564	$451,411

At December 31, 2021	$533,217	$10,185	$122	$169,392	1,564	$714,480
*Included in additions of property, plant and equipment for GK is $34,319 (2020 - $28,939) related to deferred stripping of which $1,431 relates to the depreciation of earthmoving equipment (2020 - $1,781).
**Included in depreciation and depletion is $134 of depreciation on the right-of-use
assets (2020 - $797).
***As at December 31, 2021, an impairment reversal of property, plant and equipment was recorded at GK mine.